RELATED PARTY TRANSACTIONS - United Freight Carriers (Details) - United Freight Carriers LLC ("UFC") - t	Jun. 30, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Ownership percentage (percent)	50.00%	50.00%
Vessel tonnage	50,000